Other expenses (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Summary of Other Expenses

Other expenses consist of the following:

	Year ended March 31,
	2019		2019	2018	2017
	(In millions)
Stores, spare parts and tools consumed	US$	353.4	Rs.24,441.5	Rs.22,105.6	Rs.24,191.1
Freight and transportation expenses (refer note 2(x))		1,128.5	78,044.7	114,840.9	103,534.4
Research and product development cost		610.9	42,245.7	35,318.7	34,135.7
Warranty and product liability expenses		1,719.6	118,921.4	69,978.9	85,866.4
Allowance for trade and other receivables, and finance receivables		77.3	5,344.3	400.9	7,359.5
Works operation and other expenses		3,747.1	259,133.9	261,407.3	232,674.8
Repairs to building and plant and machinery		88.4	6,115.7	6,189.7	6,273.2
Processing charges		236.3	16,343.6	13,390.8	11,720.3
Power and fuel		229.3	15,859.3	13,080.8	11,598.2
Insurance		51.4	3,552.3	3,355.9	4,121.2
Publicity		1,262.5	87,296.3	89,685.9	86,986.8

Total	US$	9,504.7	Rs.657,298.7	Rs.629,755.4	Rs.608,461.6